Common and Preferred Share Capital - Summary of Outstanding Shares and Dividends Paid (Detail) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Disclosure of classes of share capital [line items]
Dividend paid per share	$ 5.60	$ 5.32	$ 5.08
Amount	$ 38,580	$ 35,116	$ 31,237
Non cumulative Series 39 class A preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares	16,000,000	16,000,000	16,000,000
Amount	$ 400	$ 400	$ 400
Dividend paid Amount	$ 16	$ 16	$ 16
Dividend paid per share	$ 0.96	$ 0.98	$ 0.98
Non cumulative Series 41 class A preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares	12,000,000	12,000,000	12,000,000
Amount	$ 300	$ 300	$ 300
Dividend paid Amount	$ 11	$ 11	$ 11
Dividend paid per share	$ 0.94	$ 0.94	$ 0.94
Non cumulative Series 43 class A preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares	12,000,000	12,000,000	12,000,000
Amount	$ 300	$ 300	$ 300
Dividend paid Amount	$ 11	$ 11	$ 11
Dividend paid per share	$ 0.90	$ 0.90	$ 0.90
Non cumulative Series 45 class A preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares	32,000,000	32,000,000	32,000,000
Amount	$ 800	$ 800	$ 800
Dividend paid Amount	$ 35	$ 35	$ 14
Dividend paid per share	$ 1.10	$ 1.10	$ 0.46
Common shares [member]
Disclosure of classes of share capital [line items]
Number of shares	445,325,744	442,823,361	439,329,713
Amount	$ 13,589	$ 13,242	$ 12,550
Dividend paid Amount	$ 2,488	$ 2,356	$ 2,121
Dividend paid per share	$ 5.60	$ 5.32	$ 5.08
Number of shares	445,341,675	442,826,380	439,313,303	397,070,280
Amount	$ 13,591	$ 13,243	$ 12,548	$ 8,026
Preference shares [member]
Disclosure of classes of share capital [line items]
Amount	2,825	2,250	1,800
Dividend paid Amount	111	89	52
Amount	$ 2,825	$ 2,250	$ 1,797	$ 1,000
Non cumulative Series 47 class A preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares	18,000,000	18,000,000
Amount	$ 450	$ 450
Dividend paid Amount	$ 20	$ 16
Dividend paid per share	$ 1.13	$ 0.88
Non Cumulative Rate Reset Series 49 Class A Preferred Shares [member]
Disclosure of classes of share capital [line items]
Number of shares	13,000,000
Amount	$ 325
Dividend paid Amount	$ 13
Dividend paid per share	$ 1.00
Non Cumulative Rate Reset Series 51 Class A Preferred Shares [member]
Disclosure of classes of share capital [line items]
Number of shares	10,000,000
Amount	$ 250
Dividend paid Amount	$ 5
Dividend paid per share	$ 0.53
Treasury shares [member] | Common shares [member]
Disclosure of classes of share capital [line items]
Number of shares	15,931	3,019	(16,410)
Amount	$ 2	$ 1	$ (2)
Treasury shares [member] | Preference shares [member]
Disclosure of classes of share capital [line items]
Number of shares			(116,671)
Amount			$ (3)